UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 392,956	$ 60,861	¥ 848,430	¥ 1,256,005	$ 194,531	¥ 4,424,963	¥ 5,556,482
Operating costs and expenses:
Sales and marketing	(68,826)	(10,660)	(174,243)	(343,056)	(53,133)	(2,343,428)	(1,746,375)
Origination and servicing	(87,911)	(13,616)	(634,521)	(543,487)	(84,175)	(1,137,451)	(444,830)
General and administrative	(279,076)	(43,223)	(550,734)	(1,303,833)	(201,938)	(1,155,747)	(1,159,746)
Reversal of (provision for) doubtful contract assets and receivables	(44,296)	(6,861)	(195,564)	(347,803)	(53,868)	(2,148,638)	2,637
Total operating costs and expenses	(480,109)	(74,360)	(1,555,062)	(2,538,179)	(393,114)	(6,785,264)	(3,348,314)
Interest income	39,079	6,053	63,869	102,425	15,864	225,751	208,350
Impairment loss of investments	(2,056)	(318)	(30,322)	(462,490)	(71,631)	(154,898)	(23,140)
Impairment loss of goodwill	0		(50,291)	(50,291)	(7,789)	(6,191)	0
Impairment loss of intangible assets and property, equipment and software	(2,310)	(358)	(17,220)	(38,145)	(5,908)
Unrealized loss of investment in marketale securities	(114,211)	(17,689)
Other income(loss), net	(684)	(106)	19,612	39,112	6,058	52,852	25,608
Income (loss) before income tax expense and earnings (loss) in equity method investments	(167,335)	(25,917)	(720,984)	(1,691,563)	(261,989)	(2,220,324)	2,418,729
Income tax (expense) benefit	(17,998)	(2,788)	(17,874)	(538,322)	(83,375)	174,597	(402,403)
Earnings (loss) in equity method investments, net of tax of nil and nil for six months ended June 30,2020 and 2021	(7,629)	(1,182)	(5,741)	(21,317)	(3,302)	(107,918)	(41,143)
Net income (loss)	(192,962)	(29,887)	(744,599)	(2,251,202)	(348,666)	(2,153,645)	1,975,183
Net income (loss) attributable to the non-controlling interest shareholders	(747)	(116)	3,586	(7,693)	(1,191)	(5,931)	6,621
Net income (loss) attributable to 9F Inc.	(193,709)	(30,003)	(741,013)	(2,258,895)	(349,857)	(2,159,576)	1,981,804
Change in redemption value of preferred shares | ¥						(10,711)	(17,225)
Net income (loss) attributable to ordinary shareholders	¥ (193,709)	$ (30,003)	¥ (741,013)	¥ (2,258,895)	$ (349,857)	¥ (2,170,287)	¥ 1,964,579
Net income (loss) per ordinary share
Basic | (per share)	¥ (1.93)	$ (0.30)	¥ (3.80)	¥ (11.37)	$ (1.76)	¥ (12.43)	¥ 10.57
Diluted | (per share)	¥ (1.93)	$ (0.30)	¥ (3.80)	¥ (11.37)	$ (1.76)	¥ (12.43)	¥ 9.41
Weighted average number of ordinary shares ordinary share
Basic	100,361,432	100,361,432	195,191,000	198,596,879	198,596,879	174,552,468	162,672,800
Diluted	100,361,432	100,361,432	195,191,000	198,596,879	198,596,879	174,552,468	185,735,200
Loan facilitation services
Net revenues:
Total net revenues			¥ 227,792	¥ 177,147	$ 27,437	¥ 3,477,897	¥ 4,960,671
Post-origination services
Net revenues:
Total net revenues	¥ 78,004	$ 12,081	530,232	859,102	133,058	604,732	367,439
Technical services
Net revenues:
Total net revenues	164,497	25,477	10,067
Wealth management services
Net revenues:
Total net revenues	61,362	9,504	62,360
Others
Net revenues:
Total net revenues	¥ 89,093	$ 13,799	¥ 17,979	¥ 219,756	$ 34,036	¥ 342,334	¥ 228,372